Basis of presentation and summary of significant accounting policies - Summary of Customer Contracts Acquired in Connection with Business Combinations (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Accounting Policies [Abstract]
Opening balance, net	$ 0
Acquired through business combinations	4,791,598
Additions during the year	168,426
Amortization during the year	(183,581)
Closing balance, net	$ 4,776,443